FINANCING AND FINANCIAL INSTRUMENTS - Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Entity Information [Line Items]
Cash at bank	$ 3,443	$ 1,832
Term deposits	246	283
Money market funds	1,178	57
Total	4,867	2,172	$ 2,574	$ 2,501
Restricted cash	128	182
Cash deposit in connection with the mandatory convertible bonds	20	20
ArcelorMittal South Africa Ltd. (AMSA)
Entity Information [Line Items]
Cash deposit in connection with various environmental obligations and true sales of receivable programs	$ 80	$ 103